Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value
Aerospace & Defense — 0.5%
Axon Enterprise, Inc.(1)	3,857	$ 359,357
Curtiss-Wright Corp.	2,192	289,475
HEICO Corp.	2,704	354,548
Hexcel Corp.	5,073	265,369
Woodward, Inc.	3,245	300,130
		$ 1,568,879
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	7,367	$ 746,793
Expeditors International of Washington, Inc.	9,569	932,594
GXO Logistics, Inc.(1)	6,459	279,481
		$1,958,868
Airlines — 0.9%
Alaska Air Group, Inc.(1)	7,204	$288,520
American Airlines Group, Inc.(1)	38,051	482,487
Delta Air Lines, Inc.(1)	34,204	990,890
Southwest Airlines Co.(1)	31,538	1,139,152
		$2,901,049
Auto Components — 0.9%
Aptiv PLC(1)	13,949	$1,242,437
Autoliv, Inc.	5,371	384,403
BorgWarner, Inc.	14,410	480,862
Gentex Corp.	13,354	373,511
Lear Corp.	3,635	457,610
		$2,938,823
Automobiles — 0.2%
Harley-Davidson, Inc.	9,250	$292,855
Thor Industries, Inc.	3,262	243,769
		$536,624
Banks — 5.0%
Bank OZK	5,689	$213,508
BOK Financial Corp.	1,743	131,736
Cadence Bank	8,895	208,855
Citizens Financial Group, Inc.	23,914	853,491
Comerica, Inc.	6,307	462,808
Commerce Bancshares, Inc.	5,661	371,645
Cullen/Frost Bankers, Inc.	2,808	326,992
East West Bancorp, Inc.	6,833	442,778
F.N.B. Corp.	16,795	182,394
Fifth Third Bancorp	33,156	1,114,042
Security	Shares	Value
Banks (continued)
First Citizens Bancshares, Inc., Class A	582	$ 380,500
First Financial Bankshares, Inc.	6,410	251,721
First Horizon Corp.	25,566	558,873
First Interstate BancSystem, Inc., Class A	4,415	168,256
First Republic Bank	8,720	1,257,424
Glacier Bancorp, Inc.	5,699	270,246
Hancock Whitney Corp.	4,147	183,836
Home BancShares, Inc.	7,338	152,410
Huntington Bancshares, Inc.	69,113	831,429
KeyCorp	45,096	777,004
M&T Bank Corp.	8,668	1,381,592
Old National Bancorp	14,073	208,140
Pinnacle Financial Partners, Inc.	3,852	278,538
Popular, Inc.	3,632	279,410
Prosperity Bancshares, Inc.	4,158	283,867
Regions Financial Corp.	45,267	848,756
ServisFirst Bancshares, Inc.	2,361	186,330
Signature Bank	3,044	545,515
SouthState Corp.	3,441	265,473
SVB Financial Group(1)	2,843	1,122,956
Synovus Financial Corp.	7,419	267,455
UMB Financial Corp.	2,006	172,717
United Bankshares, Inc.	6,430	225,500
Valley National Bancorp	22,193	231,029
Webster Financial Corp.	8,349	351,910
Western Alliance Bancorp	4,978	351,447
Wintrust Financial Corp.	2,965	237,645
Zions Bancorp NA	7,227	367,854
		$16,746,082
Beverages — 0.0%(2)
Coca-Cola Consolidated, Inc.	254	$143,231
		$143,231
Biotechnology — 3.0%
Alkermes PLC(1)	8,655	$257,832
Alnylam Pharmaceuticals, Inc.(1)	6,422	936,649
Apellis Pharmaceuticals, Inc.(1)	4,734	214,072
Biogen, Inc.(1)	7,543	1,538,319
Biohaven Pharmaceutical Holding Co., Ltd.(1)	3,384	493,083
BioMarin Pharmaceutical, Inc.(1)	10,033	831,435
Exact Sciences Corp.(1)	9,462	372,708
Exelixis, Inc.(1)	17,444	363,184
Halozyme Therapeutics, Inc.(1)	7,116	313,104
Horizon Therapeutics PLC(1)	12,038	960,151
Incyte Corp.(1)	10,185	773,755

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Ionis Pharmaceuticals, Inc.(1)	7,708	$ 285,350
Neurocrine Biosciences, Inc.(1)	4,919	479,504
Sarepta Therapeutics, Inc.(1)	4,695	351,937
Seagen, Inc.(1)	7,228	1,278,922
United Therapeutics Corp.(1)	2,475	583,209
		$ 10,033,214
Building Products — 2.7%
Advanced Drainage Systems, Inc.	3,797	$ 341,996
Allegion PLC	5,212	510,255
Carlisle Cos., Inc.	3,246	774,528
Carrier Global Corp.	43,082	1,536,304
Fortune Brands Home & Security, Inc.	6,829	408,921
Johnson Controls International PLC	34,946	1,673,214
Lennox International, Inc.	1,860	384,257
Masco Corp.	12,573	636,194
Owens Corning	7,235	537,633
Simpson Manufacturing Co., Inc.	2,538	255,348
Trane Technologies PLC	12,070	1,567,531
Trex Co., Inc.(1)	5,824	316,942
UFP Industries, Inc.	3,197	217,844
		$9,160,967
Capital Markets — 5.3%
Affiliated Managers Group, Inc.	2,026	$236,232
Ameriprise Financial, Inc.	5,317	1,263,745
Ares Management Corp., Class A	6,700	380,962
Bank of New York Mellon Corp. (The)	39,977	1,667,441
Carlyle Group, Inc. (The)	7,861	248,879
Cboe Global Markets, Inc.	5,129	580,551
Coinbase Global, Inc., Class A(1)	7,208	338,920
Evercore, Inc., Class A	1,990	186,284
FactSet Research Systems, Inc.	2,393	920,276
Franklin Resources, Inc.	13,799	321,655
Houlihan Lokey, Inc.	2,399	189,353
Interactive Brokers Group, Inc., Class A	4,698	258,437
Invesco, Ltd.	17,299	279,033
Jefferies Financial Group, Inc.	10,448	288,574
KKR & Co., Inc.	27,724	1,283,344
LPL Financial Holdings, Inc.	3,847	709,695
MarketAxess Holdings, Inc.	2,314	592,407
Morningstar, Inc.	1,560	377,255
MSCI, Inc.	3,966	1,634,587
Nasdaq, Inc.	5,551	846,749
Northern Trust Corp.	9,921	957,178
Raymond James Financial, Inc.	9,053	809,429
Security	Shares	Value
Capital Markets (continued)
SEI Investments Co.	5,895	$ 318,448
State Street Corp.	17,751	1,094,349
Stifel Financial Corp.	5,013	280,828
T. Rowe Price Group, Inc.	10,812	1,228,351
Tradeweb Markets, Inc., Class A	5,053	344,867
Virtu Financial, Inc., Class A	5,167	120,959
		$ 17,758,788
Chemicals — 2.3%
Ashland Global Holdings, Inc.	3,334	$343,569
Avient Corp.	5,200	208,416
Axalta Coating Systems, Ltd.(1)	13,889	307,086
Cabot Corp.	3,299	210,443
Celanese Corp.	6,315	742,707
Eastman Chemical Co.	7,584	680,816
FMC Corp.	7,406	792,516
Huntsman Corp.	11,838	335,607
International Flavors & Fragrances, Inc.	12,866	1,532,598
Livent Corp.(1)	9,488	215,283
Mosaic Co. (The)	19,616	926,463
PPG Industries, Inc.	12,124	1,386,258
		$7,681,762
Commercial Services & Supplies — 0.9%
Clean Harbors, Inc.(1)	4,677	$410,033
Copart, Inc.(1)	11,414	1,240,245
IAA, Inc.(1)	7,118	233,257
MSA Safety, Inc.	2,156	261,027
Stericycle, Inc.(1)	8,134	356,676
Tetra Tech, Inc.	4,446	607,101
		$3,108,339
Communications Equipment — 1.4%
Arista Networks, Inc.(1)	12,695	$1,190,029
Ciena Corp.(1)	8,899	406,684
F5, Inc.(1)	3,639	556,913
Juniper Networks, Inc.	19,485	555,322
Lumentum Holdings, Inc.(1)	3,840	304,973
Motorola Solutions, Inc.	8,448	1,770,701
		$4,784,622
Construction & Engineering — 0.8%
AECOM	9,742	$635,373
EMCOR Group, Inc.	4,476	460,849
MasTec, Inc.(1)	5,413	387,896
Quanta Services, Inc.	8,292	1,039,319

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction & Engineering (continued)
Valmont Industries, Inc.	1,311	$ 294,490
		$ 2,817,927
Construction Materials — 0.3%
Vulcan Materials Co.	7,468	$ 1,061,203
		$ 1,061,203
Consumer Finance — 0.9%
Ally Financial, Inc.	15,588	$ 522,354
Credit Acceptance Corp.(1)(3)	407	192,678
Discover Financial Services	13,592	1,285,531
OneMain Holdings, Inc.	5,295	197,927
SLM Corp.	12,832	204,542
Synchrony Financial	24,221	668,984
Upstart Holdings, Inc.(1)(3)	2,805	88,694
		$3,160,710
Containers & Packaging — 1.7%
AptarGroup, Inc.	3,762	$388,276
Avery Dennison Corp.	4,751	769,044
Ball Corp.	17,609	1,210,971
Berry Global Group, Inc.(1)	7,527	411,275
Crown Holdings, Inc.	7,144	658,462
Graphic Packaging Holding Co.	18,283	374,802
Packaging Corp. of America	5,517	758,588
Silgan Holdings, Inc.	5,271	217,956
Sonoco Products Co.	6,004	342,468
WestRock Co.	14,649	583,616
		$5,715,458
Distributors — 0.7%
Genuine Parts Co.	7,141	$949,753
LKQ Corp.	14,871	730,017
Pool Corp.	2,059	723,183
		$2,402,953
Diversified Consumer Services — 0.5%
ADT, Inc.	12,284	$75,546
Bright Horizons Family Solutions, Inc.(1)	3,582	302,751
H&R Block, Inc.	10,290	363,443
Service Corp. International	9,690	669,773
Terminix Global Holdings, Inc.(1)	7,906	321,379
		$1,732,892
Diversified Financial Services — 0.2%
Equitable Holdings, Inc.	18,439	$480,705
Security	Shares	Value
Diversified Financial Services (continued)
Voya Financial, Inc.	4,901	$ 291,756
		$ 772,461
Diversified Telecommunication Services — 0.3%
Iridium Communications, Inc.(1)	6,548	$ 245,943
Lumen Technologies, Inc.	59,895	653,454
		$ 899,397
Electric Utilities — 1.3%
Alliant Energy Corp.	14,884	$ 872,351
Avangrid, Inc.	6,170	284,560
Constellation Energy Corp.	18,196	1,041,903
Eversource Energy	17,450	1,474,002
Hawaiian Electric Industries, Inc.	9,365	383,029
Portland General Electric Co.	7,853	379,535
		$4,435,380
Electrical Equipment — 1.8%
Acuity Brands, Inc.	1,965	$302,689
AMETEK, Inc.	12,011	1,319,889
Atkore, Inc.(1)	2,624	217,818
ChargePoint Holdings, Inc.(1)	9,896	135,476
Generac Holdings, Inc.(1)	3,810	802,310
Hubbell, Inc.	3,212	573,599
nVent Electric PLC	9,571	299,859
Regal Rexnord Corp.	4,098	465,205
Rockwell Automation, Inc.	6,184	1,232,533
Sensata Technologies Holding PLC	9,327	385,298
Sunrun, Inc.(1)	11,571	270,299
Vertiv Holdings Co.	18,207	149,662
		$6,154,637
Electronic Equipment, Instruments & Components — 2.6%
Arrow Electronics, Inc.(1)	3,575	$400,722
Avnet, Inc.	4,977	213,414
Coherent, Inc.(1)	1,395	371,377
Corning, Inc.	40,541	1,277,447
II-VI, Inc.(1)(3)	6,489	330,614
IPG Photonics Corp.(1)	1,997	187,978
Jabil, Inc.	7,420	379,978
Keysight Technologies, Inc.(1)	9,419	1,298,409
Littelfuse, Inc.	1,517	385,379
National Instruments Corp.	7,382	230,540
Novanta, Inc.(1)	1,983	240,478
Rogers Corp.(1)	1,084	284,105
TD SYNNEX Corp.	2,318	211,170

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.(1)	2,686	$ 1,007,545
Trimble, Inc.(1)	14,953	870,713
Zebra Technologies Corp., Class A(1)	3,087	907,424
		$ 8,597,293
Energy Equipment & Services — 0.4%
Baker Hughes Co.	49,716	$ 1,435,301
		$ 1,435,301
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A(1)(3)	31,730	$429,942
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,656	95,998
Live Nation Entertainment, Inc.(1)	8,901	735,045
Roku, Inc.(1)	6,986	573,830
Take-Two Interactive Software, Inc.(1)	8,255	1,011,485
Warner Music Group Corp., Class A	7,708	187,767
		$3,034,067
Food & Staples Retailing — 1.0%
Albertsons Cos., Inc., Class A	6,971	$186,265
BJ's Wholesale Club Holdings, Inc.(1)	7,239	451,134
Casey's General Stores, Inc.	1,970	364,411
Kroger Co. (The)	36,150	1,710,980
Performance Food Group Co.(1)	8,592	395,060
US Foods Holding Corp.(1)	12,553	385,126
		$3,492,976
Food Products — 2.3%
Bunge, Ltd.	7,702	$698,494
Campbell Soup Co.	10,984	527,781
Conagra Brands, Inc.	26,058	892,226
Darling Ingredients, Inc.(1)	8,710	520,858
Flowers Foods, Inc.	11,276	296,784
Hormel Foods Corp.	15,643	740,853
Ingredion, Inc.	3,480	306,797
JM Smucker Co. (The)	5,739	734,650
Kellogg Co.	13,701	977,429
Lamb Weston Holdings, Inc.	7,653	546,883
McCormick & Co., Inc.	14,169	1,179,569
Post Holdings, Inc.(1)	3,000	247,050
		$7,669,374
Gas Utilities — 0.2%
New Jersey Resources Corp.	8,465	$376,947
ONE Gas, Inc.	4,697	381,349
		$758,296
Security	Shares	Value
Health Care Equipment & Supplies — 4.9%
ABIOMED, Inc.(1)	2,356	$ 583,134
Align Technology, Inc.(1)	3,961	937,450
Baxter International, Inc.	25,339	1,627,524
Cooper Cos., Inc. (The)	2,631	823,819
DENTSPLY SIRONA, Inc.	11,971	427,724
DexCom, Inc.(1)	20,479	1,526,300
Envista Holdings Corp.(1)	8,665	333,949
Globus Medical, Inc., Class A(1)	4,211	236,406
Hologic, Inc.(1)	13,214	915,730
ICU Medical, Inc.(1)	1,078	177,212
IDEXX Laboratories, Inc.(1)	4,210	1,476,573
Insulet Corp.(1)	3,791	826,211
Integra LifeSciences Holdings Corp.(1)	3,840	207,475
iRhythm Technologies, Inc.(1)	1,572	169,823
Masimo Corp.(1)	2,758	360,388
Novocure, Ltd.(1)	5,156	358,342
Omnicell, Inc.(1)	2,687	305,646
Penumbra, Inc.(1)	2,019	251,406
ResMed, Inc.	7,629	1,599,267
STERIS PLC	5,436	1,120,631
Tandem Diabetes Care, Inc.(1)	3,418	202,311
Teleflex, Inc.	2,596	638,227
Zimmer Biomet Holdings, Inc.	11,412	1,198,945
		$16,304,493
Health Care Providers & Services — 1.9%
AMN Healthcare Services, Inc.(1)	2,796	$306,749
Chemed Corp.	833	391,002
DaVita, Inc.(1)	3,401	271,944
Encompass Health Corp.	5,473	306,762
Ensign Group, Inc. (The)	2,814	206,745
Guardant Health, Inc.(1)	5,436	219,288
HealthEquity, Inc.(1)	4,697	288,349
Henry Schein, Inc.(1)	7,184	551,300
Laboratory Corp. of America Holdings	5,012	1,174,612
LHC Group, Inc.(1)	1,585	246,848
Molina Healthcare, Inc.(1)	3,119	872,104
Option Care Health, Inc.(1)	7,623	211,843
Premier, Inc., Class A	6,290	224,427
Quest Diagnostics, Inc.	6,251	831,258
R1 RCM, Inc.(1)	9,123	191,218
		$6,294,449
Health Care Technology — 0.7%
Change Healthcare, Inc.(1)	16,280	$375,417
Doximity, Inc., Class A(1)(3)	5,130	178,627

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Technology (continued)
Teladoc Health, Inc.(1)(3)	8,055	$ 267,506
Veeva Systems, Inc., Class A(1)	7,478	1,480,943
		$ 2,302,493
Hotels, Restaurants & Leisure — 2.7%
Aramark	13,926	$ 426,553
Chipotle Mexican Grill, Inc.(1)	1,378	1,801,404
Choice Hotels International, Inc.	2,337	260,879
Darden Restaurants, Inc.	6,774	766,275
Domino's Pizza, Inc.	1,953	761,104
Expedia Group, Inc.(1)	8,491	805,202
Hilton Grand Vacations, Inc.(1)	5,443	194,478
Hyatt Hotels Corp., Class A(1)	3,155	233,186
Marriott Vacations Worldwide Corp.	2,498	290,268
Planet Fitness, Inc., Class A(1)	5,530	376,095
Texas Roadhouse, Inc.	3,799	278,087
Travel + Leisure Co.	5,330	206,911
Vail Resorts, Inc.	2,574	561,261
Wyndham Hotels & Resorts, Inc.	5,872	385,908
Yum! Brands, Inc.	14,587	1,655,770
		$9,003,381
Household Durables — 1.9%
D.R. Horton, Inc.	16,946	$1,121,656
Helen of Troy, Ltd.(1)	1,157	187,908
Leggett & Platt, Inc.	6,998	241,991
Lennar Corp., Class A	14,576	1,028,628
Mohawk Industries, Inc.(1)	2,628	326,109
Newell Brands, Inc.	21,155	402,791
NVR, Inc.(1)	193	772,799
PulteGroup, Inc.	16,692	661,504
Tempur Sealy International, Inc.	8,252	176,345
Toll Brothers, Inc.	9,988	445,465
TopBuild Corp.(1)	2,747	459,189
Whirlpool Corp.	2,890	447,574
		$6,271,959
Household Products — 0.6%
Church & Dwight Co., Inc.	12,721	$1,178,728
Clorox Co. (The)	6,278	885,072
Reynolds Consumer Products, Inc.(3)	2,810	76,629
		$2,140,429
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The)	40,546	$851,872
Brookfield Renewable Corp., Class A	14,615	520,440
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy, Inc., Class C	7,227	$ 251,789
Ormat Technologies, Inc.(3)	3,975	311,441
		$ 1,935,542
Insurance — 5.1%
Aflac, Inc.	28,942	$ 1,601,361
Alleghany Corp.(1)	631	525,686
Allstate Corp. (The)	13,572	1,719,980
American Financial Group, Inc.	3,284	455,852
Arch Capital Group, Ltd.(1)	17,643	802,580
Assurant, Inc.	2,599	449,237
Axis Capital Holdings, Ltd.	3,767	215,058
Brown & Brown, Inc.	14,475	844,472
Cincinnati Financial Corp.	7,619	906,509
Enstar Group, Ltd.(1)	746	159,629
Erie Indemnity Co., Class A	1,217	233,895
Everest Re Group, Ltd.	1,882	527,487
Fidelity National Financial, Inc.	12,867	475,564
First American Financial Corp.	6,448	341,228
Globe Life, Inc.	4,677	455,867
Hanover Insurance Group, Inc. (The)	1,789	261,641
Hartford Financial Services Group, Inc. (The)	15,908	1,040,860
Kinsale Capital Group, Inc.	1,049	240,892
Lincoln National Corp.	7,352	343,853
Markel Corp.(1)	645	834,146
Old Republic International Corp.	13,851	309,708
Primerica, Inc.	1,779	212,929
Principal Financial Group, Inc.	12,209	815,439
Reinsurance Group of America, Inc.	3,450	404,651
RenaissanceRe Holdings, Ltd.	2,050	320,559
RLI Corp.	1,863	217,207
Ryan Specialty Holdings, Inc.(1)	2,828	110,829
Selective Insurance Group, Inc.	2,875	249,953
Unum Group	9,705	330,164
W.R. Berkley Corp.	10,269	700,962
Willis Towers Watson PLC	5,380	1,061,958
		$17,170,156
Interactive Media & Services — 1.1%
IAC/InterActiveCorp.(1)	4,857	$368,987
Match Group, Inc.(1)	15,487	1,079,289
Pinterest, Inc., Class A(1)	32,807	595,775
Snap, Inc., Class A(1)	64,809	850,942
ZoomInfo Technologies, Inc., Class A(1)	18,696	621,455
		$3,516,448

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Internet & Direct Marketing Retail — 0.6%
Chewy, Inc., Class A(1)(3)	5,185	$ 180,023
eBay, Inc.	31,997	1,333,315
Etsy, Inc.(1)	6,752	494,314
Wayfair, Inc., Class A(1)(3)	3,631	158,166
		$ 2,165,818
IT Services — 4.0%
Affirm Holdings, Inc.(1)	11,333	$ 204,674
Akamai Technologies, Inc.(1)	9,442	862,338
Amdocs, Ltd.	7,427	618,743
Broadridge Financial Solutions, Inc.	6,794	968,485
Cognizant Technology Solutions Corp., Class A	25,721	1,735,910
Concentrix Corp.	2,650	359,446
DXC Technology Co.(1)	13,187	399,698
EPAM Systems, Inc.(1)	3,163	932,389
Euronet Worldwide, Inc.(1)	2,982	299,959
ExlService Holdings, Inc.(1)	1,876	276,391
Gartner, Inc.(1)	4,446	1,075,176
Genpact, Ltd.	9,970	422,329
Jack Henry & Associates, Inc.	4,372	787,048
Marqeta, Inc., Class A(1)	22,129	179,466
Okta, Inc.(1)	8,460	764,784
SS&C Technologies Holdings, Inc.	13,380	776,977
Switch, Inc., Class A	12,353	413,826
Toast, Inc., Class A(1)	12,198	157,842
Twilio, Inc., Class A(1)	9,782	819,829
VeriSign, Inc.(1)	5,805	971,351
WEX, Inc.(1)	2,722	423,434
		$13,450,095
Leisure Products — 0.4%
Brunswick Corp.	4,644	$303,625
Hasbro, Inc.	6,914	566,118
Mattel, Inc.(1)	18,152	405,334
		$1,275,077
Life Sciences Tools & Services — 3.8%
10X Genomics, Inc., Class A(1)	4,395	$198,874
Agilent Technologies, Inc.	15,078	1,790,814
Avantor, Inc.(1)	32,560	1,012,616
Azenta, Inc.	4,170	300,657
Bio-Rad Laboratories, Inc., Class A(1)	1,133	560,835
Bio-Techne Corp.	2,078	720,318
Bruker Corp.	5,585	350,514
Charles River Laboratories International, Inc.(1)	2,759	590,343
Illumina, Inc.(1)	7,731	1,425,287
Security	Shares	Value
Life Sciences Tools & Services (continued)
Medpace Holdings, Inc.(1)	1,573	$ 235,431
Mettler-Toledo International, Inc.(1)	1,184	1,360,144
PerkinElmer, Inc.	6,751	960,127
Repligen Corp.(1)	2,922	474,533
Syneos Health, Inc.(1)	5,754	412,447
Waters Corp.(1)	3,211	1,062,777
West Pharmaceutical Services, Inc.	4,023	1,216,434
		$ 12,672,151
Machinery — 5.9%
AGCO Corp.	3,538	$349,201
Chart Industries, Inc.(1)	2,275	380,790
CNH Industrial NV	58,292	675,604
Crane Holdings Co.	2,975	260,491
Cummins, Inc.	7,102	1,374,450
Donaldson Co., Inc.	7,690	370,197
Dover Corp.	8,106	983,420
Evoqua Water Technologies Corp.(1)	7,061	229,553
Flowserve Corp.	7,555	216,300
Fortive Corp.	19,380	1,053,884
Graco, Inc.	9,967	592,139
IDEX Corp.	4,482	814,066
Ingersoll Rand, Inc.	23,166	974,825
ITT, Inc.	5,267	354,153
Lincoln Electric Holdings, Inc.	3,263	402,524
Middleby Corp. (The)(1)	3,171	397,517
Nordson Corp.	3,102	627,969
Oshkosh Corp.	4,121	338,499
Otis Worldwide Corp.	21,564	1,523,928
PACCAR, Inc.	17,974	1,479,979
Parker-Hannifin Corp.	6,447	1,586,284
Pentair PLC	9,877	452,070
RBC Bearings, Inc.(1)	1,631	301,653
Snap-on, Inc.	3,137	618,083
Stanley Black & Decker, Inc.	8,827	925,599
Timken Co. (The)	4,265	226,258
Toro Co. (The)	6,218	471,262
Watts Water Technologies, Inc., Class A	1,531	188,068
Westinghouse Air Brake Technologies Corp.	10,546	865,616
Xylem, Inc.	10,605	829,099
		$19,863,481
Media — 1.4%
Altice USA, Inc., Class A(1)	14,213	$131,470
Cable One, Inc.	284	366,167
Interpublic Group of Cos., Inc. (The)	24,490	674,210

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Media (continued)
Liberty Broadband Corp., Class C(1)	8,615	$ 996,239
New York Times Co. (The), Class A	10,901	304,138
Omnicom Group, Inc.	12,397	788,573
Paramount Global, Class B	32,957	813,379
Sirius XM Holdings, Inc.(3)	57,427	352,027
TEGNA, Inc.	13,904	291,567
		$ 4,717,770
Metals & Mining — 0.9%
Commercial Metals Co.	12,021	$397,895
Nucor Corp.	13,226	1,380,927
Reliance Steel & Aluminum Co.	4,003	679,949
Steel Dynamics, Inc.	10,747	710,914
		$3,169,685
Multiline Retail — 0.2%
Dillard's, Inc., Class A(3)	207	$45,658
Kohl's Corp.	6,798	242,621
Macy's, Inc.	15,009	274,965
Nordstrom, Inc.	5,840	123,399
		$686,643
Multi-Utilities — 1.2%
Ameren Corp.	13,718	$1,239,558
CMS Energy Corp.	16,049	1,083,308
Consolidated Edison, Inc.	18,068	1,718,267
		$4,041,133
Oil, Gas & Consumable Fuels — 0.1%
Enviva, Inc.(3)	1,971	$112,781
New Fortress Energy, Inc.(3)	9,530	377,102
		$489,883
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	3,987	$208,959
		$208,959
Personal Products — 0.1%
Coty, Inc., Class A(1)	16,940	$135,690
Olaplex Holdings, Inc.(1)(3)	6,379	89,880
		$225,570
Pharmaceuticals — 1.1%
Catalent, Inc.(1)	9,040	$969,902
Elanco Animal Health, Inc.(1)	25,353	497,679
Jazz Pharmaceuticals PLC(1)	3,319	517,797
Security	Shares	Value
Pharmaceuticals (continued)
Organon & Co.	13,603	$ 459,101
Perrigo Co. PLC	7,097	287,925
Royalty Pharma PLC, Class A	19,987	840,254
		$ 3,572,658
Professional Services — 2.5%
ASGN, Inc.(1)	3,153	$ 284,558
Booz Allen Hamilton Holding Corp.	8,151	736,524
CoStar Group, Inc.(1)	21,295	1,286,431
Dun & Bradstreet Holdings, Inc.(1)	8,774	131,873
Equifax, Inc.	6,493	1,186,791
Exponent, Inc.	3,471	317,492
FTI Consulting, Inc.(1)	2,063	373,094
ManpowerGroup, Inc.	3,336	254,904
Nielsen Holdings PLC	22,074	512,558
Robert Half International, Inc.	6,660	498,767
Science Applications International Corp.	3,252	302,761
TransUnion	11,453	916,126
TriNet Group, Inc.(1)	2,621	203,442
Verisk Analytics, Inc.	8,166	1,413,453
		$8,418,774
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A(1)	17,573	$1,293,548
Howard Hughes Corp. (The)(1)	3,952	268,934
Jones Lang LaSalle, Inc.(1)	3,474	607,464
Zillow Group, Inc., Class C(1)(3)	10,310	327,342
		$2,497,288
Road & Rail — 1.2%
Avis Budget Group, Inc.(1)	2,418	$355,639
J.B. Hunt Transport Services, Inc.	4,920	774,752
Knight-Swift Transportation Holdings, Inc.	9,144	423,276
Landstar System, Inc.	2,197	319,488
Old Dominion Freight Line, Inc.	5,286	1,354,696
Ryder System, Inc.	2,924	207,779
Saia, Inc.(1)	1,507	283,316
Schneider National, Inc., Class B	3,144	70,363
XPO Logistics, Inc.(1)	6,416	308,995
		$4,098,304
Semiconductors & Semiconductor Equipment — 3.3%
Allegro MicroSystems, Inc.(1)	4,112	$85,077
Amkor Technology, Inc.	6,095	103,310
Cirrus Logic, Inc.(1)	3,258	236,335
CMC Materials, Inc.	1,656	288,956

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Enphase Energy, Inc.(1)	7,014	$ 1,369,413
Entegris, Inc.	8,104	746,622
First Solar, Inc.(1)	5,463	372,194
Lattice Semiconductor Corp.(1)	8,328	403,908
MKS Instruments, Inc.	3,197	328,108
Monolithic Power Systems, Inc.	2,450	940,898
ON Semiconductor Corp.(1)	22,977	1,155,973
Power Integrations, Inc.	3,399	254,959
Qorvo, Inc.(1)	6,369	600,724
Semtech Corp.(1)	3,709	203,884
Silicon Laboratories, Inc.(1)	2,128	298,388
Skyworks Solutions, Inc.	9,519	881,840
SolarEdge Technologies, Inc.(1)	2,975	814,198
Synaptics, Inc.(1)	2,286	269,862
Teradyne, Inc.	9,400	841,770
Universal Display Corp.	2,571	260,031
Wolfspeed, Inc.(1)(3)	7,481	474,670
		$10,931,120
Software — 6.4%
Altair Engineering, Inc., Class A(1)	3,186	$167,265
ANSYS, Inc.(1)	4,805	1,149,788
AppLovin Corp., Class A(1)(3)	6,479	223,137
Aspen Technology, Inc.(1)	1,729	317,583
Avalara, Inc.(1)	5,256	371,074
Bill.com Holdings, Inc.(1)	5,694	625,998
Black Knight, Inc.(1)	9,116	596,095
Blackline, Inc.(1)	3,096	206,194
CDK Global, Inc.	6,369	348,830
Citrix Systems, Inc.	7,319	711,187
Clear Secure, Inc., Class A(1)(3)	3,282	65,640
Coupa Software, Inc.(1)	4,704	268,598
CrowdStrike Holdings, Inc., Class A(1)	10,627	1,791,287
DocuSign, Inc.(1)	11,487	659,124
Dolby Laboratories, Inc., Class A	3,612	258,475
Dropbox, Inc., Class A(1)	17,306	363,253
Dynatrace, Inc.(1)	11,191	441,373
Elastic NV(1)	4,263	288,477
Fair Isaac Corp.(1)	1,594	639,035
Five9, Inc.(1)	3,970	361,826
Guidewire Software, Inc.(1)	5,118	363,327
HubSpot, Inc.(1)	2,643	794,618
Manhattan Associates, Inc.(1)	3,806	436,168
NCR Corp.(1)	7,550	234,880
NortonLifeLock, Inc.	33,772	741,633
Paycom Software, Inc.(1)	3,065	858,568
Paycor HCM, Inc.(1)	2,753	71,578
Security	Shares	Value
Software (continued)
Paylocity Holding Corp.(1)	2,331	$ 406,573
PTC, Inc.(1)	6,140	652,928
Qualys, Inc.(1)	2,032	256,316
Rapid7, Inc.(1)	3,244	216,699
RingCentral, Inc., Class A(1)	5,206	272,065
SailPoint Technologies Holdings, Inc.(1)	5,386	337,594
SentinelOne, Inc., Class A(1)	9,926	231,574
Smartsheet, Inc., Class A(1)	6,792	213,473
Splunk, Inc.(1)	8,823	780,483
Tenable Holdings, Inc.(1)	5,352	243,034
Trade Desk, Inc. (The), Class A(1)	23,748	994,804
Tyler Technologies, Inc.(1)	2,475	822,888
Vonage Holdings Corp.(1)	14,743	277,758
Zendesk, Inc.(1)	7,395	547,748
Zoom Video Communications, Inc., Class A(1)	11,320	1,222,220
Zscaler, Inc.(1)	4,970	743,065
		$21,574,233
Specialty Retail — 2.7%
Advance Auto Parts, Inc.	3,239	$560,638
AutoNation, Inc.(1)	1,935	216,256
Bath & Body Works, Inc.	12,339	332,166
Best Buy Co., Inc.	10,285	670,479
Burlington Stores, Inc.(1)	3,407	464,136
CarMax, Inc.(1)	8,452	764,737
Carvana Co.(1)(3)	5,113	115,451
Dick's Sporting Goods, Inc.(3)	3,024	227,919
Five Below, Inc.(1)	2,812	318,965
Floor & Decor Holdings, Inc., Class A(1)	5,103	321,285
GameStop Corp., Class A(1)(3)	3,400	415,820
Gap, Inc. (The)	9,385	77,332
Lithia Motors, Inc., Class A	1,475	405,345
Penske Automotive Group, Inc.	1,372	143,635
Petco Health & Wellness Co., Inc.(1)	7,738	114,058
RH(1)	906	192,308
Ross Stores, Inc.	17,683	1,241,877
Tractor Supply Co.	5,843	1,132,666
Ulta Beauty, Inc.(1)	2,636	1,016,125
Williams-Sonoma, Inc.	3,754	416,506
		$9,147,704
Technology Hardware, Storage & Peripherals — 1.4%
Dell Technologies, Inc., Class C	16,242	$750,543
Hewlett Packard Enterprise Co.	74,425	986,876
NetApp, Inc.	13,301	867,757
Pure Storage, Inc., Class A(1)	15,970	410,589

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	12,655	$ 904,073
Western Digital Corp.(1)	17,417	780,804
		$ 4,700,642
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings, Ltd.(1)	7,358	$ 301,751
Columbia Sportswear Co.	1,821	130,347
Deckers Outdoor Corp.(1)	1,346	343,701
Hanesbrands, Inc.	16,584	170,649
Levi Strauss & Co., Class A	3,630	59,242
PVH Corp.	3,458	196,760
Ralph Lauren Corp.	2,229	199,830
Skechers USA, Inc., Class A(1)	6,891	245,182
Tapestry, Inc.	13,179	402,223
Under Armour, Inc., Class A(1)	8,054	67,090
VF Corp.	16,569	731,853
		$2,848,628
Thrifts & Mortgage Finance — 0.2%
Essent Group, Ltd.	5,509	$214,300
MGIC Investment Corp.	15,523	195,590
New York Community Bancorp, Inc.(3)	21,046	192,150
TFS Financial Corp.	2,718	37,318
		$639,358
Trading Companies & Distributors — 1.5%
Air Lease Corp.	6,547	$218,866
Beacon Roofing Supply, Inc.(1)	2,779	142,729
Core & Main, Inc., Class A(1)	3,552	79,210
Fastenal Co.	29,793	1,487,267
MSC Industrial Direct Co., Inc., Class A	2,678	201,145
SiteOne Landscape Supply, Inc.(1)	2,376	282,435
United Rentals, Inc.(1)	4,015	975,284
Univar Solutions, Inc.(1)	9,772	243,030
W.W. Grainger, Inc.	2,424	1,101,538
WESCO International, Inc.(1)	2,504	268,178
		$4,999,682
Water Utilities — 0.6%
American Water Works Co., Inc.	9,565	$1,422,985
Essential Utilities, Inc.	15,673	718,607
		$2,141,592
Total Common Stocks (identified cost $355,153,558)		$336,937,171

Short-Term Investments — 1.3%
Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(4)	1,672,323	$ 1,672,323
Total Affiliated Fund (identified cost $1,672,323)		$ 1,672,323
Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(5)	2,773,607	$ 2,773,607
Total Securities Lending Collateral (identified cost $2,773,607)		$ 2,773,607
Total Short-Term Investments (identified cost $4,445,930)		$ 4,445,930
Total Investments — 101.6% (identified cost $359,599,488)		$341,383,101
Other Assets, Less Liabilities — (1.6)%		$ (5,260,960)
Net Assets — 100.0%		$336,122,141

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $4,897,774 and the total market value of the collateral received by the Fund was $5,079,025, comprised of cash of $2,773,607 and U.S. government and/or agencies securities of $2,305,418.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2022.
Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) was $1,672,323, which represents 0.5% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$410,422	$71,666,412	$(72,076,164)	$(629)	$(41)	$ —	$ 620	—
Liquidity Fund	—	18,152,120	(16,479,797)	—	—	1,672,323	1,582	1,672,323
Total				$(629)	$(41)	$1,672,323	$2,202
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$336,937,171(1)	$ —	$ —	$336,937,171
Short-Term Investments:
Affiliated Fund	1,672,323	—	—	1,672,323
Securities Lending Collateral	2,773,607	—	—	2,773,607
Total Investments	$341,383,101	$ —	$ —	$341,383,101

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.